Financial Data Resulting from Transactions with Related Parties, Balance Sheet Data (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 28, 2012
Related Party Transaction [Line Items]
Current assets-accounts and notes receivable	$ 1,081	[1]	$ 1,028	[1]
Contract acquisition costs and other	1,131	[1]	1,115	[1]
Equity and cost method investments	222	[1]	216	[1]
Deferred taxes, net asset	926		950
Current liabilities:
Other	(629)	[1]	(459)	[1]
Other long-term liabilities	(912)	[1]	(898)	[1]
Related Party Transactions
Related Party Transaction [Line Items]
Current assets-accounts and notes receivable	22		18
Contract acquisition costs and other	20		21
Equity and cost method investments	207		195
Deferred taxes, net asset	16		17
Other	16		20
Current liabilities:
Other	(13)		(2)
Other long-term liabilities	$ (2)		$ (2)

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.